CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total operating revenue	$ 203,003	$ 187,515
Operating expenses
Selling, general and administrative expense	83,365	41,898
Depreciation and amortization	3,341	3,178
Total operating expenses	248,861	195,712
Loss from operations	(45,858)	(8,197)
Other non-operating expense (income)
Interest expense	320	347
Decrease in fair value of liability classified warrants	(3,686)	0
Decrease in fair value of earnout liabilities	(24,891)	0
Gain on debt extinguishment	(4,957)	0
Other, net	(1,046)	6,271
Total other non-operating (income) expense	(34,260)	6,618
Loss before provision for income taxes	(11,598)	(14,815)
Income tax benefit	671	493
Net loss	$ (10,927)	$ (14,322)
Loss per share attributable to The Oncology Institute, Inc.:
Basic (in usd per share)	$ (0.16)	$ (0.24)
Diluted (in usd per share)	$ (0.16)	$ (0.24)
Weighted-average number of shares outstanding:
Basic (in shares)	66,230,606	59,117,723
Diluted (in shares)	66,230,606	59,117,723
Patient services
Revenue
Total operating revenue	$ 124,074	$ 116,817
Operating expenses
Direct costs	99,401	95,747
Dispensary
Revenue
Total operating revenue	72,550	63,890
Operating expenses
Direct costs	62,102	53,907
Clinical trials & other
Revenue
Total operating revenue	6,379	6,808
Operating expenses
Direct costs	$ 652	$ 982